RULE 24f-2 NOTICE

PENN SQUARE MUTUAL FUND
CLASS C SHARES

Securities Act of 1993
File No. 2-13943

Investment Company Act of 1940
File No. 811-00788


 1) Fiscal year for which notice is filed:  1995

 2) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Section 24(f) of the Investment Company Act
     of 1940 but which remained unsold at the beginning of 1995:   N/A

 3) The number of amount of securities sold during 1995 other than pursuant to Section 24(f): NONE

 4) The net dollar amount of securities sold during 1994: $75,205

 5) The net dollar amount of securities sold during 1995 in reliance upon registration pursuant to Section 24(f): $75,205

 6) The minimum registration fee for such securities sold during
     1995:  $100.00



PENN SQUARE MUTUAL FUND

/s/ Dennis J. Westley
Vice President and Treasurer